Significant Accounting Policies (Details) - Schedule of fair value of private warrants - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021
Schedule of fair value of private warrants [Abstract]
Stock price (in Dollars per share)	$ 11.5	$ 11.41	$ 10.35	$ 0.06
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free interest rate	1.02%	0.40%	1.71%
Expected term (in years)	5 years 3 months	5 years 3 months	5 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.72%	41.59%	37.70%
Merger probability adjustment (in Dollars)		$ 0.75	$ 0.95